Short-Term and Long-Term Debts	12 Months Ended
Dec. 31, 2023
Short-Term and Long-Term Debts [Abstract]
Short-term and long-term debts

10.    Short-term and long-term debts

Short-term debts

On September 21, 2023, the Company entered into a credit facility (the “Credit Facility”) up to RMB20,000,000 to be used for working capital and general corporate purposes. The Credit Facility has a one-year term expiring on September 20, 2024 and was guaranteed by Mr. Jianping Kong, the principal shareholder, chairman and chief executive officer, Mr. Qifeng Sun, the principal shareholder and vice chairman, and two subsidiaries within the Company’s organizational structure. As of December 31, 2023, borrowings under the Credit Facility bear interest rates ranging from 3.7% to 4% per annum. Amounts borrowed under the Credit Facility, once repaid, can be borrowed again from time to time. During the year ended December 31, 2023, the Company borrowed RMB20,000,000 under the Credit Facility and repaid nil.

Long-term debts

On August 11, 2022, the Company entered into a line of credit agreement with Zhejiang Shaoxing Ruifeng Rural Commercial Bank for a credit line up to RMB100,000,000 with a due date on July 25, 2030. In June 2023, the credit line was increased to a maximum amount of RMB148,000,000, with guarantee provided by Mr. Jianping Kong, the principal shareholder, chairman and chief executive officer starting from July 2023. During the year ended December 31, 2022 and 2023, the Company borrowed RMB17,093,316 and RMB108,247,467 under the credit line and repaid RMB140,000 and RMB1,530,000, respectively. The loans bear an annual interest rate of 5.4% with repayment dates for parts of the loan ranging from September 20, 2022 to July 25, 2030. The loans are pledged by the land use right of the Company (mentioned in Note 7).

As of December 31, 2023, the future maturities of long-term debts are as below:

As of December 31,	RMB
2024	3,410,000
2025	4,630,000
2026	5,850,000
2027	7,070,000
2028	8,290,000
Thereafter	94,420,783
Total	123,670,783